Prepaid Expenses (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Details
Prepaid Expenses, Legal	$ 10,000	$ 10,000
Prepaid Expenses, Insurance	186	186
Prepaid Expenses, Workers Compensation Insurance	$ 838